Statements of Changes in Stockholders’ Equity - USD ($)	Total	Capitol Investment Corp. V	Class A Common Stock Capitol Investment Corp. V	Common Stock		Common Stock Class A Common Stock Capitol Investment Corp. V	Common Stock Class B Common Stock Capitol Investment Corp. V		Additional Paid-in Capital	Additional Paid-in Capital Capitol Investment Corp. V	Accumulated Deficit	Accumulated Deficit Capitol Investment Corp. V
Beginning balance (in shares) at Dec. 31, 2017				10,005,347
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (12,047,000)
Ending balance (in shares) at Dec. 31, 2018				10,098,071	[1]	0	8,625,000	[2]
Ending balance at Dec. 31, 2018		$ 17,627				$ 0	$ 863	[2]		$ 24,137		$ (7,373)
Balance (in shares) at Dec. 31, 2018		0
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests at Dec. 31, 2018		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(27,137,000)	(3,769)				$ 0	$ 0	[2]		0		(3,769)
Ending balance (in shares) at Dec. 31, 2019				10,374,044		0	8,625,000	[2]
Ending balance at Dec. 31, 2019	149,345,000	$ 13,858		$ 1,000		$ 0	$ 863	[2]	$ 192,852,000	24,137	$ (44,020,000)	(11,142)
Balance (in shares) at Dec. 31, 2019		0
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests at Dec. 31, 2019		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(16,586,000)	(20)									(16,586,000)	(20)
Ending balance (in shares) at Mar. 31, 2020				10,437,133		0	8,625,000
Ending balance at Mar. 31, 2020	203,802,000	$ 13,838		$ 1,000		$ 0	$ 863		263,885,000	24,137	(60,606,000)	(11,162)
Balance (in shares) at Mar. 31, 2020		0
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests at Mar. 31, 2020		$ 0
Beginning balance (in shares) at Dec. 31, 2019				10,374,044		0	8,625,000	[2]
Beginning balance at Dec. 31, 2019	149,345,000	13,858		$ 1,000		$ 0	$ 863	[2]	192,852,000	24,137	(44,020,000)	(11,142)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(22,918,000)	(297)	$ 0
Ending balance (in shares) at Jun. 30, 2020				10,338,665		0	8,625,000
Ending balance at Jun. 30, 2020	197,274,000	$ (13,561)		$ 1,000		$ 0	$ 863		264,194,000	24,137	(66,938,000)	(11,439)
Balance (in shares) at Dec. 31, 2019		0
Balance at Dec. 31, 2019		$ 0
Balance (in shares) at Jun. 30, 2020		0
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests at Jun. 30, 2020		$ 0
Beginning balance (in shares) at Dec. 31, 2019				10,374,044		0	8,625,000	[2]
Beginning balance at Dec. 31, 2019	149,345,000	13,858		$ 1,000		$ 0	$ 863	[2]	192,852,000	24,137	(44,020,000)	(11,142)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 34,500,000 Units, net of underwriting discounts (in Shares)						34,500,000	0	[2]
Sale of 34,500,000 Units, net of underwriting discounts		311,109,339				$ 3,450	$ 0	[2]		311,105,889		0
Sale of 5,833,333 Founders’ Warrants (in Shares)						0	0	[2]
Sale of 5,833,333 Founders’ Warrants		991,667				$ 0	$ 0	[2]		991,667		0
Class A common stock subject to possible redemption (in Shares)						(29,846,985)	0	[2]
Class A common stock subject to possible redemption		(298,469,850)				$ (2,985)	$ 0	[2]		(298,466,865)		0
Net loss	(35,103,000)	(8,645,008)	$ 10,883			$ 0	$ 0	[2]		0		(8,645,008)
Ending balance (in shares) at Dec. 31, 2020				10,480,902		4,653,015	8,625,000	[2]
Ending balance at Dec. 31, 2020	188,031,000	$ 5,000,006		$ 1,000		$ 465	$ 863	[2]	266,464,000	13,654,828	(79,123,000)	(8,656,150)
Balance (in shares) at Dec. 31, 2019		0
Balance at Dec. 31, 2019		$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Class A common stock subject to possible redemption (in shares)		29,846,985
Class A common stock subject to possible redemption		$ 298,469,850
Balance (in shares) at Dec. 31, 2020		29,846,985
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests at Dec. 31, 2020		$ 298,469,850
Increase (Decrease) in Temporary Equity [Roll Forward]
Sale of units, net of underwriting discount			34,500,000
Beginning balance (in shares) at Mar. 31, 2020				10,437,133		0	8,625,000
Beginning balance at Mar. 31, 2020	203,802,000	13,838		$ 1,000		$ 0	$ 863		263,885,000	24,137	(60,606,000)	(11,162)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(6,332,000)	(277)	$ 0								(6,332,000)	(277)
Ending balance (in shares) at Jun. 30, 2020				10,338,665		0	8,625,000
Ending balance at Jun. 30, 2020	197,274,000	$ (13,561)		$ 1,000		$ 0	$ 863		264,194,000	24,137	(66,938,000)	(11,439)
Balance (in shares) at Mar. 31, 2020		0
Balance at Mar. 31, 2020		$ 0
Balance (in shares) at Jun. 30, 2020		0
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests at Jun. 30, 2020		$ 0
Beginning balance (in shares) at Dec. 31, 2020				10,480,902		4,653,015	8,625,000	[2]
Beginning balance at Dec. 31, 2020	188,031,000	5,000,006		$ 1,000		$ 465	$ 863	[2]	266,464,000	13,654,828	(79,123,000)	(8,656,150)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock subject to possible redemption (in Shares)						(618,580)
Class A common stock subject to possible redemption		(6,185,800)				$ (62)				(6,185,738)
Net loss	(11,758,000)	6,185,799									(11,758,000)	6,185,799
Ending balance (in shares) at Mar. 31, 2021				10,920,847		4,034,435	8,625,000
Ending balance at Mar. 31, 2021	197,662,000	$ 5,000,005		$ 1,000		$ 403	$ 863		288,539,000	7,469,090	(90,881,000)	(2,470,351)
Balance (in shares) at Dec. 31, 2020		29,846,985
Balance at Dec. 31, 2020		$ 298,469,850
Increase (Decrease) in Temporary Equity [Roll Forward]
Class A common stock subject to possible redemption (in shares)		618,580
Class A common stock subject to possible redemption		$ 6,185,800
Balance (in shares) at Mar. 31, 2021		30,465,565
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests at Mar. 31, 2021		$ 304,655,650
Beginning balance (in shares) at Dec. 31, 2020				10,480,902		4,653,015	8,625,000	[2]
Beginning balance at Dec. 31, 2020	188,031,000	5,000,006		$ 1,000		$ 465	$ 863	[2]	266,464,000	13,654,828	(79,123,000)	(8,656,150)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(35,057,000)	5,854,968	0
Ending balance (in shares) at Jun. 30, 2021				11,010,181		0	8,625,000
Ending balance at Jun. 30, 2021	177,626,000	$ (35,675,176)		$ 1,000		$ 0	$ 863		291,802,000	0	(114,180,000)	(35,676,039)
Balance (in shares) at Dec. 31, 2020		29,846,985
Balance at Dec. 31, 2020		$ 298,469,850
Balance (in shares) at Jun. 30, 2021		34,500,000
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests at Jun. 30, 2021		$ 345,000,000
Beginning balance (in shares) at Mar. 31, 2021				10,920,847		4,034,435	8,625,000
Beginning balance at Mar. 31, 2021	197,662,000	5,000,005		$ 1,000		$ 403	$ 863		288,539,000	7,469,090	(90,881,000)	(2,470,351)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock subject to possible redemption (in Shares)						(4,034,435)
Class A common stock subject to possible redemption		(40,344,350)				$ (403)				(7,469,090)		(32,874,857)
Net loss	(23,299,000)	(330,831)	$ 0								(23,299,000)	(330,831)
Ending balance (in shares) at Jun. 30, 2021				11,010,181		0	8,625,000
Ending balance at Jun. 30, 2021	$ 177,626,000	$ (35,675,176)		$ 1,000		$ 0	$ 863		$ 291,802,000	$ 0	$ (114,180,000)	$ (35,676,039)
Balance (in shares) at Mar. 31, 2021		30,465,565
Balance at Mar. 31, 2021		$ 304,655,650
Increase (Decrease) in Temporary Equity [Roll Forward]
Class A common stock subject to possible redemption (in shares)		4,034,435
Class A common stock subject to possible redemption		$ 40,344,350
Balance (in shares) at Jun. 30, 2021		34,500,000
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests at Jun. 30, 2021		$ 345,000,000

[1]	All shares as of December 31, 2018 were shares of Legacy States Title. On January 7, 2019, in conjunction with the North American Title Acquisition, all shares of Legacy States Title were converted on a 1:1 basis into shares of the Company. Please see Note 1 and Note 3 in the accompanying notes to these consolidated financial statements for additional information.
[2]	As of December 31, 2019, this number included an aggregate of up to 1,125,000 shares that are subject to forfeiture if the over-allotment option was not exercised by the underwriters in full.